Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000228717 | United States Treasury Inflation Indexed Bonds, 0.125, 2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.625, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228717 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228717 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228717 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228717 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228717 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228717 | NexBank Capital, Inc., 9.185, 2172-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228717 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228717 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	32.60%
C000228717 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228717 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	48.00%
C000228717 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228717 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228717 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228717 | TechnologyBL5083896
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228717 | U.S. Treasury Obligations912828N71
Holdings [Line Items]
Percent of Total Investments	13.10%
C000228717 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000228717 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228717 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228717 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228717 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228717 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228717 | CLO
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000228717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.125, 2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.625, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170313 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170313 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170313 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170313 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170313 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170313 | NexBank Capital, Inc., 9.185, 2172-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170313 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170313 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	32.60%
C000170313 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170313 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	48.00%
C000170313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170313 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170313 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	1.80%
C000170313 | TechnologyBL5083896
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170313 | U.S. Treasury Obligations912828N71
Holdings [Line Items]
Percent of Total Investments	13.10%
C000170313 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000170313 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170313 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170313 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170313 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170313 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000170313 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000170313 | CLO
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000170313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.125, 2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.625, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170314 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170314 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170314 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170314 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170314 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170314 | NexBank Capital, Inc., 9.185, 2172-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170314 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170314 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	32.60%
C000170314 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170314 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	48.00%
C000170314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170314 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170314 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	1.80%
C000170314 | TechnologyBL5083896
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170314 | U.S. Treasury Obligations912828N71
Holdings [Line Items]
Percent of Total Investments	13.10%
C000170314 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000170314 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170314 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170314 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170314 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000170314 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000170314 | CLO
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000170314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000234271 | BXHPP Trust, 4.796, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234271 | Sound Point Clo XVI Ltd., 7.72, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234271 | Halcyon Loan Advisors Funding Ltd., 7.519, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234271 | THL Credit Wind River CLO Ltd., 7.146, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234271 | Catamaran CLO Ltd., 7.549, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234271 | BAHA Trust, 8.907, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234271 | Trinitas Clo IX Ltd., 7.596, 2032-01-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234271 | Carlyle Global Market Strategies CLO Ltd., 7.096, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234271 | Atlas Senior Loan Fund XIII, 8.229, 2031-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234271 | Capital Funding Mortgage Trust, 17.55, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234271 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234271 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234271 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234271 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234271 | CMO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234271 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000234271 | CLO
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000234271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234271 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	94.20%
C000234271 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234271 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234271 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234272 | BXHPP Trust, 4.796, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234272 | Sound Point Clo XVI Ltd., 7.72, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234272 | Halcyon Loan Advisors Funding Ltd., 7.519, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234272 | THL Credit Wind River CLO Ltd., 7.146, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234272 | Catamaran CLO Ltd., 7.549, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234272 | BAHA Trust, 8.907, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234272 | Trinitas Clo IX Ltd., 7.596, 2032-01-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234272 | Carlyle Global Market Strategies CLO Ltd., 7.096, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234272 | Atlas Senior Loan Fund XIII, 8.229, 2031-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234272 | Capital Funding Mortgage Trust, 17.55, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234272 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234272 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234272 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234272 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234272 | CMO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234272 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000234272 | CLO
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000234272 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234272 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	94.20%
C000234272 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234272 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234272 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234270 | BXHPP Trust, 4.796, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234270 | Sound Point Clo XVI Ltd., 7.72, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234270 | Halcyon Loan Advisors Funding Ltd., 7.519, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234270 | THL Credit Wind River CLO Ltd., 7.146, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234270 | Catamaran CLO Ltd., 7.549, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234270 | BAHA Trust, 8.907, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234270 | Trinitas Clo IX Ltd., 7.596, 2032-01-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234270 | Carlyle Global Market Strategies CLO Ltd., 7.096, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234270 | Atlas Senior Loan Fund XIII, 8.229, 2031-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234270 | Capital Funding Mortgage Trust, 17.55, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234270 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234270 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234270 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234270 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234270 | CMO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234270 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234270 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000234270 | CLO
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000234270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234270 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	94.20%
C000234270 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234270 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234270 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259796 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | BAHA Trust, 8.907, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259796 | United States Treasury Inflation Indexed Bonds, 0.75, 2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259796 | X-Caliber Funding, LLC, 25, 2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259796 | United States Treasury Inflation Indexed Bonds, 2.125, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259796 | Morgan Stanley Capital I, Inc., 8.542, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259796 | Morgan Stanley Capital I, Inc., 8.752, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | Great Elm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | GSMS Trust, 7.949, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | Stellus Capital Investment Corporation, 7.25, 2030-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.00%
C000259796 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000259796 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259796 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259796 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000259796 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259796 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000259796 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259796 | CMBS05493XAJ9
Holdings [Line Items]
Percent of Total Investments	36.20%
C000259796 | Financials064159ES1
Holdings [Line Items]
Percent of Total Investments	44.20%
C000259796 | Supranational45905UPQ1
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259796 | Financials376546867
Holdings [Line Items]
Percent of Total Investments	5.70%
C000259796 | U.S. Government & Agencies3136BUUF5
Holdings [Line Items]
Percent of Total Investments	11.80%
C000259796 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259796 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259794 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | BAHA Trust, 8.907, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259794 | United States Treasury Inflation Indexed Bonds, 0.75, 2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259794 | X-Caliber Funding, LLC, 25, 2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259794 | United States Treasury Inflation Indexed Bonds, 2.125, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259794 | Morgan Stanley Capital I, Inc., 8.542, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259794 | Morgan Stanley Capital I, Inc., 8.752, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | Great Elm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | GSMS Trust, 7.949, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | Stellus Capital Investment Corporation, 7.25, 2030-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.00%
C000259794 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000259794 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259794 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259794 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000259794 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259794 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000259794 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259794 | CMBS05493XAJ9
Holdings [Line Items]
Percent of Total Investments	36.20%
C000259794 | Financials064159ES1
Holdings [Line Items]
Percent of Total Investments	44.20%
C000259794 | Supranational45905UPQ1
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259794 | Financials376546867
Holdings [Line Items]
Percent of Total Investments	5.70%
C000259794 | U.S. Government & Agencies3136BUUF5
Holdings [Line Items]
Percent of Total Investments	11.80%
C000259794 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259794 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%